Derivatives - Summary of Derivative Asset and Liability (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of derivative financial instruments [Line Items]
Derivative assets	€ 771	€ 1,429
Derivative liabilities	2,435	2,479
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	771	1,429
Derivative liabilities	2,435	2,479
Insurance Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	66	35
Derivative liabilities	157	296
Insurance Contracts Without Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	616	1,322
Derivative liabilities	2,085	1,788
Investment Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	53	25
Derivative liabilities	135	300
Non-Insurance related [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	36	46
Derivative liabilities	58	96
Derivatives not designated as hedges [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	606	1,238
Derivative liabilities	1,331	1,466
Derivatives not designated as hedges [member] | Insurance Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	66	35
Derivative liabilities	157	296
Derivatives not designated as hedges [member] | Insurance Contracts Without Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	477	1,171
Derivative liabilities	983	823
Derivatives not designated as hedges [member] | Investment Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	53	25
Derivative liabilities	135	300
Derivatives not designated as hedges [member] | Non-Insurance related [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	10	7
Derivative liabilities	56	47
Fair value hedges [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	3	4
Derivative liabilities	3	4
Fair value hedges [member] | Insurance Contracts Without Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	3	4
Derivative liabilities	3	4
Fair value hedges [member] | Non-Insurance related [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets		1
Cash flow hedges [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	136	147
Derivative liabilities	1,100	961
Cash flow hedges [member] | Insurance Contracts Without Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	136	147
Derivative liabilities	1,100	961
Derivatives designated as net foreign investment hedges [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	26	39
Derivative liabilities	2	48
Derivatives designated as net foreign investment hedges [member] | Non-Insurance related [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	26	39
Derivative liabilities	2	48
Derivatives where Aegon bears the risk for financial performance [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	643	1,361
Derivative liabilities	2,129	1,878
Derivatives where Aegon bears the risk for financial performance [member] | Insurance Contracts Without Direct Participating Features [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	616	1,322
Derivative liabilities	2,085	1,788
Derivatives where Aegon bears the risk for financial performance [member] | Non-Insurance related [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	26	40
Derivative liabilities	44	90
Derivatives where the policyholder bears the risk for financial performance [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	129	67
Derivative liabilities	306	601
Derivatives where the policyholder bears the risk for financial performance [member] | Insurance Contracts With Direct Participating Features [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	66	35
Derivative liabilities	157	296
Derivatives where the policyholder bears the risk for financial performance [member] | Investment Contracts With Direct Participating Features [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	53	25
Derivative liabilities	135	300
Derivatives where the policyholder bears the risk for financial performance [member] | Non-Insurance related [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	10	7
Derivative liabilities	€ 14	€ 5